Property, Plant and Equipment, Net (Tables)	6 Months Ended
Jun. 30, 2025
Property, Plant and Equipment, Net [Abstract]
Schedule of Property, Plant and Equipment, Net

Property, plant and equipment, net consists of the following:

	December 31, 2024	June 30, 2025	June 30, 2025
	RMB	RMB	USD
Office electronic equipment	1,121,533	1,126,486	157,362
Office fixtures and furniture	182,845	182,845	25,542
Vehicles	1,201,452	1,201,452	167,833
Building	169,766,599	84,888,288	11,858,225
Subtotal	172,272,429	87,399,071	12,208,962
Less: accumulated depreciation	(10,621,001)	(9,261,836)	(1,293,805)
impairment	(35,839,687)	(19,798,023)	(2,765,628)
Total	125,811,741	58,339,212	8,149,529